STOCKHOLDERS' DEFICIT: Board of Directors fees (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Directors' fees	$ 1,272,866	$ 222,614	$ 232,614	$ 424,065